Note 17 - Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
15.  RELATED PARTY TRANSACTIONS

Immediately prior to the closing of the MacDermid Acquisition, each holder of a portion of MacDermid Holdings not owned by Platform (each, a “Retaining Holder”), including certain officers of MacDermid, executed a Retaining Holder Securityholders’ Agreement (a “RHSA”) with the Company pursuant to which they agreed to exchange their respective interests in MacDermid Holdings for PDH Common Stock of Platform’s subsidiary PDH, at an exchange rate of $11.00 per share plus, with respect to the common, class A and class B unit equity interests of MacDermid Holdings held by the Retaining Holder (i) a proportionate share of a contingent interest in certain pending litigation, and (ii) a proportionate share of up to $100 million of contingent purchase price payable upon the attainment of certain EBITDA and stock trading price performance metrics during the seven-year period following the Closing Date as discussed further in Note 2. Immediately prior to the closing of the MacDermid Acquisition, members of MacDermid management and certain affiliates, including certain officers of MacDermid, contributed all or a portion of their MacDermid Holdings interests to Tartan Holdings, LLC, a newly-formed Delaware limited liability company (“Tartan”), and Tartan agreed to receive the PDH Common Stock in exchange for such MacDermid Holdings equity interests. The resulting noncontrolling interest percentage for the Retaining Holders was 6.76%.

On October 31, 2013, the Company entered into an Advisory Services Agreement with Mariposa Capital, LLC, an affiliate of one of our founder directors. Under this agreement, Mariposa Capital, LLC will provide certain advisory services. In connection with these services, Mariposa Capital, LLC will be entitled to receive an annual fee equal to $2,000, payable in quarterly installments. This agreement will expire on October 31, 2014 but will be automatically renewed for successive one-year terms unless either party notifies the other party in writing of its intention not to renew this agreement no later than 90 days prior to the expiration of the term. This agreement may only be terminated by the Company upon a vote of a majority of its directors. In the event that this agreement is terminated by the Company, the effective date of the termination will be six months following the expiration of the initial term or a renewal term, as the case may be. Advisory fees paid to Mariposa for the three months ended March 31, 2014 were $500.

On November 7, 2013, the Company entered into a registration rights agreement with Pershing Square Capital Management, L.P. (“Pershing Square”), the beneficial owner of approximately 31.0% of the Company’s outstanding shares. Those shares were acquired by Pershing Square in the initial public offering and the Warrant Exchange Offer. Pursuant to the agreement, for so long as any of the included funds managed by Pershing Square holds any Platform shares, the Company agreed to cooperate with such holders’ reasonable requests to facilitate any proposed sale of shares by the requesting holder(s) in accordance with the provisions of Rule 144 or any successor rule (“Rule 144”) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), including, without limitation, by complying with the current public information requirements of Rule 144 and providing opinions of counsel, to the extent required. Additionally, the Company agreed that promptly after becoming eligible to utilize a Form S-3 registration statement, the Company will file with the SEC a registration statement on Form S-3 registering (among other securities) the resale of the Company shares held by the holders and use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after its filing. The Company’s obligations under the registration rights agreement shall terminate on the earlier of (i) the date on which all of a holder’s shares have been sold, and (ii) the date on which all of a holder’s shares may be sold pursuant to Rule 144 without volume or other restrictions.

For the Predecessor Period, the Company paid management fees of $102 to Court Square Capital Partners II LP (“Court Square”), an investor.  Three of MacDermid’s board members prior to the MacDermid Acquisition were employees of Court Square.

For the Predecessor Period, the Company paid management fees to Weston Presidio, an investor, of $23.

17.  RELATED PARTY TRANSACTIONS

For the Predecessor 2013 Period, the Company paid management fees of $7,515 to Court Square Capital Partners II LP (“Court Square” or “CSC”), an investor. For the years ended December 31, 2012 and 2011, the Predecessor paid management fees of $305 and $509, respectively, to Court Square. Three of MacDermid’s board members prior to the MacDermid Acquisition were employees of Court Square. The significant increase in management fees paid compared to the year ended December 31, 2012 was due to a final payment made to CSC in connection with the consummation of the MacDermid Acquisition and per the terms of the Management Agreement.

For the Predecessor 2013 Period, the Company paid management fees to Weston Presidio, an investor, of $1,723. For the years ended December 31, 2012 and 2011, the Predecessor paid management fees to Weston Presidio of $116 and $70, respectively.

On August 26, 2013, MacDermid loaned $275 to an officer in exchange for a promissory note bearing interest atPrime plus 1% per annum. As collateral, the note was secured by real estate owned by the officer. The principal amount of the loan and the accrued interest was repaid in full on October 31, 2013.

On October 31, 2013, in order to complete the MacDermid Acquisition, Platform advanced $33,268 to MacDermid representing the portion of the cash consideration required to purchase the equity held by MacDermid employee shares in connection with the MacDermid Acquisition. Also in conjunction with closing of the MacDermid Acquisition, Platform paid $5,028 of interest on the first and second lien credit facilities on MacDermid’s behalf.

Immediately prior to the closing of the MacDermid Acquisition, each holder of a portion of MacDermid Holdings not owned by Platform (each, a “Retaining Holder”), including certain officers of MacDermid, executed a Retaining Holder Securityholders’ Agreement (a “RHSA”) with the Company pursuant to which they agreed to exchange their respective interests in MacDermid Holdings for shares of common stock of Platform’s subsidiary Platform Delaware Holdings, Inc. (the “PDH Common Stock”), at an exchange rate of $11.00 per share plus, with respect to the common, class A and class B unit equity interests of MacDermid Holdings held by the Retaining Holder (i) a proportionate share of a contingent interest in certain pending litigation (the “CLP”), and (ii) a proportionate share of up to $100 million of contingent purchase price payable upon the attainment of certain EBITDA and stock trading price performance metrics during the seven-year period following the Closing Date (the “CPP”) as discussed further in Note 2. Immediately prior to the closing of the MacDermid Acquisition, members of MacDermid management and certain affiliates, including certain officers of MacDermid, contributed all or a portion of their MacDermid Holdings interests to Tartan Holdings, LLC, a newly-formed Delaware limited liability company (“Tartan”), and Tartan agreed to receive the PDH Common Stock in exchange for such MacDermid Holdings equity interests. The resulting noncontrolling interest percentage for the Retaining Holders was 6.76%.

On October 31, 2013, the Company entered into an Advisory Services Agreement with Mariposa Capital, LLC, an affiliate of one of our founder directors. Under this agreement, Mariposa Capital, LLC will provide certain advisory services. In connection with these services, Mariposa Capital, LLC will be entitled to receive an annual fee equal to $2,000, payable in quarterly installments. This agreement will expire on October 31, 2014 but will be automatically renewed for successive one-year terms unless either party notifies the other party in writing of its intention not to renew this agreement no later than 90 days prior to the expiration of the term. This agreement may only be terminated by the Company upon a vote of a majority of its directors. In the event that this agreement is terminated by the Company, the effective date of the termination will be six months following the expiration of the initial term or a renewal term, as the case may be. The Company paid $440 during 2013 under this agreement.

On November 7, 2013, the Company entered into a registration rights agreement with Pershing Square Capital Management, L.P. (“Pershing Square”), the beneficial owner of approximately 31.0% of the Company’s outstanding shares. Those shares were acquired by Pershing Square in the Offering and the Warrant Exchange Offer. Pursuant to the agreement, for so long as any of the included funds managed by Pershing Square holds any Platform shares, the Company agreed to cooperate with such holders’ reasonable requests to facilitate any proposed sale of shares by the requesting holder(s) in accordance with the provisions of Rule 144 promulgated under the Securities Act or any successor rule (“Rule 144”), including, without limitation, by complying with the current public information requirements of Rule 144 and providing opinions of counsel, to the extent required. Additionally, the Company agreed that promptly after becoming eligible to utilize a Form S-3 registration statement, the Company will file with the SEC a registration statement on Form S-3 registering (among other securities) the resale of the Company shares held by the holders and use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after its filing. The Company’s obligations under the registration rights agreement shall terminate on the earlier of (i) the date on which all of a holder’s shares have been sold, and (ii) the date on which all of a holder’s shares may be sold pursuant to Rule 144 without volume or other restrictions.